UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT Depositor vi llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002072245

GCAT 2025-NQM7 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Thomas Durkin, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary

99.2	AMC Rating Agency Grades

99.3	AMC Exception Grades

99.4	AMC Valuation Summary

99.5	AMC Supplemental Data

99.6	AMC Data Compare

99.7	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

99.8	Canopy RA Grades Detail Report

99.9	Canopy RA Grades Summary Report

99.10	Canopy Valuation Report

99.11	Canopy ATR QM Report

99.12	Canopy Data Compare

99.13	Canopy Supplemental Data Extract

99.14	Clarifii LLC (“Clarifii”) Executive Summary

99.15	Clarifii ATR OR QM Report

99.16	Clarifii Data Compare Report

99.17	Clarifii Rating Agency Grades Detail Report

99.18	Clarifii Rating Agency Grades Summary Report

99.19	Clarifii Valuation Report

99.20	Clarifii Supplemental Data Extract

99.21	Consolidated Analytics, Inc (“Consolidated”) Narrative

99.22	Consolidated Exception Standard Report

99.23	Consolidated Valuations Summary Report

99.24	Consolidated Grading Summary Report

99.25	Consolidated Supplemental Report

99.26	Consolidated Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat DEPOSITOR vi LLC

(Depositor)

Date:	November 12, 2025	/s/ Thomas Durkin
Name: Thomas Durkin
Title: President (senior officer in charge of securitization)